Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Leases [Abstract]
Lease income	¥ 627	¥ 249	¥ 1,400	¥ 409